Income Taxes - Schedule of Reconciliation of Income Tax Expense Recognized from Statutory to Effective ISR Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Reconciliation of Income Tax Expense Recognized from Statutory to Effective ISR Rate [Abstract]
Income tax expense statutory tax rate	30.00%	30.00%	[1]	30.00%

[1]	Details of the restatement are shown in note 2b.